                      SUPPLEMENT TO THE CLASS A PROSPECTUS

                        CREDIT SUISSE JAPAN GROWTH FUND

The following information supercedes certain information contained in the fund's Class A Prospectus.

The following information replaces information provided on page 8 of the fund's Class A prospectus.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal year ending October 31, 2002.

------------------------------------------------------------------------------
                                                             JAPAN GROWTH FUND
                                                                CLASS A
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                    5.75%
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Maximum deferred sales charge (load) (as a percentage of
 original purchase price or redemption proceeds, as
 applicable)(1)                                                    NONE
------------------------------------------------------------------------------
Maximum sales charge (load) on reinvested distributions (as
 a percentage of offering price)                                   NONE
------------------------------------------------------------------------------
Redemption fees                                                    NONE
------------------------------------------------------------------------------
Exchange fees                                                      NONE
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (deducted from fund assets)
------------------------------------------------------------------------------
Management fee                                                    1.25%
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Distribution and service (12b-1) fee                               .25%
------------------------------------------------------------------------------
Other expenses                                                    1.03%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                           2.53%
------------------------------------------------------------------------------

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within one year of purchase. See "Other Shareholder Information."
(2) Total annual fund operating expenses are based on estimated amounts to be charged in the current fiscal year. Fund service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements, which may be discontinued at any time, are expected to lower the fund's expenses as follows:

    EXPENSES AFTER WAIVERS
    AND REIMBURSEMENTS
    Management fee                                                       .48%
    Distribution and service (12b-1) fee                                 .25%
    Other expenses                                                      1.02%
                                                                         ----
    NET ANNUAL FUND OPERATING EXPENSES                                  1.75%

Dated: August 26, 2002                                             CSJGA-16-0802